Investments (Equity Method Investments, Statement of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Invested assets	$ 193,473,118	$ 225,703,526
Total liabilities	188,436,923	219,489,530
Total equity	5,036,195	6,213,996
Total liabilities and partners’ capital	193,473,118	225,703,526
LP/LLC Interests
Schedule of Equity Method Investments [Line Items]
Total liabilities and partners’ capital included above	815,783	746,870
Equity in LP/LLC interests not included above	214,442	201,541
Carrying value	1,030,225	948,411
Equity Method Investment
Schedule of Equity Method Investments [Line Items]
Invested assets	67,721,613	72,416,906
Total liabilities	12,174,133	12,120,390
Total equity	55,547,480	60,296,516
Total liabilities and partners’ capital	$ 67,721,613	$ 72,416,906